Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests

The following table provides the changes, net of tax, in Accumulated other comprehensive loss:
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2016	$(5,863)	$421	$(227)	$(4,733)	$880	$(9,522)
Other comprehensive income/(loss)(a)	(797)	(73)	96	(740)	(1)	(1,514)
Balance, December 31, 2016	(6,659)	348	(131)	(5,473)	879	(11,036)
Other comprehensive income/(loss)(a)	1,479	(378)	532	211	(129)	1,715
Balance, December 31, 2017	(5,180)	(30)	401	(5,262)	750	(9,321)
Other comprehensive income/(loss) due to the adoption of new accounting standards(b)	(2)	(1)	(416)	(637)	144	(913)
Other comprehensive income/(loss)(a)	(893)	198	(53)	(128)	(166)	(1,041)
Balance, December 31, 2018	$(6,075)	$167	$(68)	$(6,027)	$728	$(11,275)

(a)	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $20 million loss in 2018, $14 million income in 2017 and $3 million loss in 2016.

(b)
Amounts represent the cumulative effect adjustments as of January 1, 2018 from the adoption of new accounting standards related to (i) financial assets and liabilities and (ii) the reclassification of certain tax effects from AOCI. For additional information, see Note 1B.

As of December 31, 2018, we estimate that we will reclassify into 2019 income the following pre-tax amounts currently held in Accumulated other comprehensive loss: $258 million of unrealized pre-tax net gains on derivative financial instruments (which is expected to be offset primarily by net losses resulting from reclassification adjustments related to net losses related to foreign currency exchange-denominated forecasted intercompany inventory sales and available-for-sale debt securities); $242 million of actuarial losses related to benefit plan obligations and plan assets and other benefit plan items; and $186 million of prior service credits, primarily related to benefit plan amendments.